UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:         |X|; Amendment Number: 1
                                                        --

This Amendment (Check only one): |X| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:

   /s/ Peter F. Palmedo         Sun Valley, Idaho              May 4, 2011
--------------------------     --------------------         ------------------
       [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    317,148
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                           FORM 13F INFORMATION TABLE
                                                December 31, 2010



COLUMN 1                   COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8

                                                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE

AURIZON MINES LTD          COM               05155P106    13,900   1,904,225 SH          SOLE       NONE     1,904,225
BARRICK GOLD CORP          COM               067901108    51,595     970,187 SH          SOLE       NONE       970,187
ELDORADO GOLD CORP NEW     COM               284902103     5,009     270,000 SH          SOLE       NONE       270,000
EXETER RES CORP            COM               301835104    12,832   2,064,017 SH          SOLE       NONE     2,064,017
GAMMON GOLD INC            COM               36467T106    21,798   2,661,479 SH          SOLE       NONE     2,661,479
GOLDCORP INC NEW           COM               380956409     2,897      63,000 SH          SOLE       NONE        63,000
GOLDEN MINERALS CO         COM               381119106     4,325     162,000 SH          SOLE       NONE       162,000
IAMGOLD CORP               COM               450913108     3,871     217,472 SH          SOLE       NONE       217,472
JAGUAR MNG INC             COM               47009M103    30,549   4,291,096 SH          SOLE       NONE     4,291,096
KIMBER RES INC             COM               49435N101     3,471   2,490,199 SH          SOLE       NONE     2,490,199
KINROSS GOLD CORP          COM NO PAR        496902404     2,865     151,130 SH          SOLE       NONE       151,130
KOBEX MINERALS INC         COM               49989C105       225     238,285 SH          SOLE       NONE       238,285
MAG SILVER CORP            COM               55903Q104    18,750   1,509,206 SH          SOLE       NONE     1,509,206
MARKET VECTORS ETF TR      GOLD MINER ETF    57060U100     4,505      73,282 SH          SOLE       NONE        73,282
MARKET VECTORS ETF TR      GOLD MINER ETF    57060U100    11,967     300,000     CALL    SOLE       NONE       300,000
MIDWAY GOLD CORP           COM               598153104       366     445,429 SH          SOLE       NONE       445,429
MINEFINDERS LTD            COM               602900102    12,615   1,152,066 SH          SOLE       NONE     1,152,066
NEWMONT MINING CORP        COM               651639106       824      13,416 SH          SOLE       NONE        13,416
RANDGOLD RES LTD           ADR               752344309    35,320     429,000 SH          SOLE       NONE       429,000
RUBICON MINERALS CORP      COM               780911103     3,753     659,025 SH          SOLE       NONE       659,025
SPDR GOLD TRUST            GOLD SHS          78463V107    70,518     508,350 SH          SOLE       NONE       508,350
VISTA GOLD CORP            COM NEW           927926303     5,196   2,173,913 SH          SOLE       NONE     2,173,913


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